UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
September 1, 2022 to February 28, 2023

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	IRS Employer Identification No.
333-209196-01	DUKE ENERGY FLORIDA PROJECT FINANCE, LLC	81-0977581
(Delaware)
299 First Avenue North, St. Petersburg, Florida 33701
704-382-3853

1-03274	DUKE ENERGY FLORIDA, LLC	59-0247770
(Depositor and Sponsor)
(Florida)
299 First Avenue North, St. Petersburg, Florida 33701
704-382-3853
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series A 2021 Senior Secured Bonds	☐	☐	☑
Series A 2026 Senior Secured Bonds	☐	☐	☑
Series A 2032 Senior Secured Bonds	☐	☐	☑
Series A 2035 Senior Secured Bonds	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is February 28, 2023.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated June 15, 2016, of Duke Energy Florida Project Finance, LLC (Issuing Entity) relating to the Series A Senior Secured Bonds (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on June 17, 2016.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the March 1, 2023, distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sale of Securities and Use of Proceeds.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 4. Defaults Upon Senior Securities.
•Item 5. Submission of Matters to a Vote of Security Holders.
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.
Item 9. Other Information.
None.

Item 10. Exhibits
Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description
3.1	Certificate of Formation of Duke Energy Florida Project Finance, LLC (filed with the Registration Statement on Form SF-1 of Duke Energy Florida, LLC (File No. 333-209196) on January 29, 2016)
3.2	Amended and Restated Limited Liability Company Agreement of Duke Energy Project Finance, LLC dated and effective as of June 10, 2016 (Form 8-K filed June 17, 2016)
4.1
Indenture, dated as of June 22, 2016, by and between Duke Energy Florida Project Finance, LLC and The Bank of New York Mellon Trust Company, N.A., as Indenture Trustee and Securities Intermediary (Form 8-K filed June 17, 2016)

10.1	Nuclear Asset-Recovery Property Servicing Agreement, dated as of June 22, 2016, by and between Duke Energy Florida Project Finance, LLC and Duke Energy Florida, LLC (Form 8-K filed June 22, 2016)
10.2
Nuclear Asset-Recovery Property Purchase and Sale Agreement, dated as of June 22, 2016, by and between Duke Energy Florida Project Finance, LLC and Duke Energy Florida, LLC (Form 8-K filed June 22, 2016)

10.3	Administration Agreement, dated as of June 22, 2016, by and between Duke Energy Florida Project Finance, LLC and Duke Energy Florida, LLC (Form 8-K filed June 22, 2016)
*99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated February 22, 2023.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	March 8, 2023	DUKE ENERGY FLORIDA PROJECT FINANCE, LLC
(Issuing Entity)

By: Duke Energy Florida, LLC, as Servicer

	By:	/s/ Cynthia S. Lee
Cynthia S. Lee
Vice President, Chief Accounting Officer and Controller